U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities - USD ($)	Jan. 31, 2016	Jan. 31, 2015
Carrying Value
Due within one year	$ 5,740,659	$ 510,573
Due after one year	456,058	255,759
Total	6,196,717	766,332
Fair Value
Due within one year	5,731,091	501,668
Due after one year	455,682	255,487
Total	$ 6,186,773	$ 757,155